Segment Reporting - Property and Equipment in US and Canada (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Property and equipment	$ 6,956,620	$ 6,950,915	$ 5,721,949
UNITED STATES
Segment Reporting Information [Line Items]
Property and equipment		6,201,011	5,075,184
CANADA
Segment Reporting Information [Line Items]
Property and equipment		$ 749,904	$ 646,765